Reconciliation of Difference Between Company's Income Tax Provision (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2013
Provision For Income Taxes [Line Items]
Statutory federal tax rate of income tax expense (benefit)	34.00%